Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Detail) - Board member [member]	12 Months Ended
Dec. 31, 2020 SEK (kr) shares
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 12,352,000
Value at grant date of synthetic shares allocated	kr 6,315,746
Number of previously allocated synthetic shares outstanding | shares	261,489
Net change in value of synthetic shares	kr 1,709,604
Committee fees	2,756,500
Total fees paid in cash	9,756,000
Total remuneration	kr 17,781,350
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	64,684
Ronnie Leten [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 4,075,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 2,404,385
Number of previously allocated synthetic shares outstanding | shares	52,525
Net change in value of synthetic shares	kr 543,924
Committee fees	375,000
Total fees paid in cash	2,412,500
Total remuneration	kr 5,360,809
Ronnie Leten [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	24,625
Helena Stjernholm [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 601,755
Number of previously allocated synthetic shares outstanding | shares	32,672
Net change in value of synthetic shares	kr 254,900
Committee fees	175,000
Total fees paid in cash	685,000
Total remuneration	kr 1,541,655
Helena Stjernholm [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	6,163
Jacob Wallenberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 902,682
Number of previously allocated synthetic shares outstanding | shares	39,765
Net change in value of synthetic shares	kr 295,558
Committee fees	175,000
Total fees paid in cash	430,000
Total remuneration	kr 1,628,240
Jacob Wallenberg [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	9,245
Jon Fredrik Baksaas [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 601,755
Number of previously allocated synthetic shares outstanding | shares	32,370
Net change in value of synthetic shares	kr (6,009)
Committee fees	200,000
Total fees paid in cash	710,000
Total remuneration	kr 1,305,746
Jon Fredrik Baksaas [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	6,163
Jan Carlson [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 902,682
Number of previously allocated synthetic shares outstanding | shares	32,370
Net change in value of synthetic shares	kr 39,913
Committee fees	425,000
Total fees paid in cash	680,000
Total remuneration	kr 1,622,595
Jan Carlson [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	9,245
Nora Denzel [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 300,829
Number of previously allocated synthetic shares outstanding | shares	10,788
Net change in value of synthetic shares	kr 65,016
Committee fees	175,000
Total fees paid in cash	940,000
Total remuneration	kr 1,305,845
Nora Denzel [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	3,081
Borje Ekholm
Disclosure of Information About Board Management and Employees [line items]
Number of previously allocated synthetic shares outstanding | shares	8,319
Net change in value of synthetic shares	kr 326,399
Total remuneration	326,399
Eric A. Elzvik [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 300,829
Number of previously allocated synthetic shares outstanding | shares	10,788
Net change in value of synthetic shares	kr 13,298
Committee fees	400,000
Total fees paid in cash	1,165,000
Total remuneration	kr 1,479,127
Eric A. Elzvik [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	3,081
Kurt Jofs [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Number of previously allocated synthetic shares outstanding | shares	19,378
Net change in value of synthetic shares	kr 65,602
Committee fees	600,000
Total fees paid in cash	1,620,000
Total remuneration	1,685,602
Kristin S. Rinne [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,020,000
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 300,829
Number of previously allocated synthetic shares outstanding | shares	22,514
Net change in value of synthetic shares	kr 111,003
Committee fees	200,000
Total fees paid in cash	965,000
Total remuneration	kr 1,376,832
Kristin S. Rinne [member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares | shares	3,081
Torbjörn Nyman [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 19,500
Committee fees	10,500
Total fees paid in cash	30,000
Total remuneration	30,000
Kjell-Åke Soting [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	19,500
Committee fees	10,500
Total fees paid in cash	30,000
Total remuneration	30,000
Roger Svensson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	19,500
Committee fees	10,500
Total fees paid in cash	30,000
Total remuneration	30,000
Per Holmberg [member] | Deputy Employee Representatives
Disclosure of Information About Board Management and Employees [line items]
Board fees	19,500
Total fees paid in cash	19,500
Total remuneration	19,500
Anders Ripa [member] | Deputy Employee Representatives
Disclosure of Information About Board Management and Employees [line items]
Board fees	19,500
Total fees paid in cash	19,500
Total remuneration	19,500
Loredana Roslund [member] | Deputy Employee Representatives
Disclosure of Information About Board Management and Employees [line items]
Board fees	19,500
Total fees paid in cash	19,500
Total remuneration	kr 19,500